Related Parties (Details)								12 Months Ended
	Dec. 21, 2023 $ / shares shares	Dec. 11, 2023 $ / shares shares	Aug. 01, 2023 $ / shares shares	Jul. 19, 2022 USD ($)	Jul. 19, 2022 ILS (₪) ₪ / shares	Apr. 19, 2020 USD ($) shares	Apr. 19, 2020 ILS (₪) ₪ / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 ILS (₪) ₪ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2023 $ / shares	Jul. 19, 2022 $ / shares	Apr. 19, 2020 $ / shares
Related Parties [Line Items]
Exchange rate | (per share)							₪ 3.627						$ 1
Granted options purchase ordinary shares (in Shares)								5,799,322	5,799,322	6,600,000
Exercise price per share | $ / shares										$ 0.07			$ 0.068
Vesting year						3 years	3 years
Travel expenses (in Dollars) | $						$ 10,000				$ 6,750
Equity Option [Member]
Related Parties [Line Items]
Shareholders shares (in Shares)								4,000,000	4,000,000
Stock options shares (in Shares)								1,249,758	1,249,758
Chief Executive Officer [Member]
Related Parties [Line Items]
Description of service agreement								Dr. de la Vega’s wholly-owned service company, Dolev Bar-Guy Consulting and Management Ltd. (“DBG”), pursuant to which Dr. de la Vega provided us management services as the Company’s chief executive officer through June 1, 2021, at which time he resigned from such position and assumed the position as Chief Technology Officer, under the same terms and conditions according to the DBG Services Agreement. Pursuant to the terms of the DBG Services Agreement, Dr. de la Vega is currently entitled to a monthly consultancy fee in the amount of NIS 65,000 ($17,921 based on the exchange rate of $1.00 / NIS 3.627 in effect as of December 31, 2023) plus VAT and car allowance in the amount of NIS 2,500 ($689 based on the exchange rate of $1.00 / NIS 3.627 in effect as of December 31, 2023) plus VAT per month plus reimbursement for fuel expenses and tolls. The liability towards DBG as of December 31, 2023 and 2022 aggregated to NIS 1,838,823 ($506,981 based on the exchange rate of $1.00 / NIS 3.627 in effect as of December 31, 2023) plus VAT and 1,838,300 ($522,392 based on the exchange rate of $1.00 / NIS 3.519 in effect as of December 31, 2022) plus VAT, respectively, and was recorded as part of the Employees and payroll accruals line item within the current liabilities. Dr. de la Vega may terminate the DBG Services Agreement at any time for any reason upon a three (3) months’ prior written notice. If the Company wishes to terminate the DBG Services Agreement, other than as a result of Dr. de la Vega’s breach of his terms of office, the Company shall be required to provide a six (6) months’ prior written notice (provided that if the termination is up to 12 months following an exit event, 24 months’ prior written notice is required; between 12 and up to 24 months following an exit event, 12 months’ prior written notice is required and between 24 months and up to 36 months following an exit event, 6 months’ prior written notice is required).	Dr. de la Vega’s wholly-owned service company, Dolev Bar-Guy Consulting and Management Ltd. (“DBG”), pursuant to which Dr. de la Vega provided us management services as the Company’s chief executive officer through June 1, 2021, at which time he resigned from such position and assumed the position as Chief Technology Officer, under the same terms and conditions according to the DBG Services Agreement. Pursuant to the terms of the DBG Services Agreement, Dr. de la Vega is currently entitled to a monthly consultancy fee in the amount of NIS 65,000 ($17,921 based on the exchange rate of $1.00 / NIS 3.627 in effect as of December 31, 2023) plus VAT and car allowance in the amount of NIS 2,500 ($689 based on the exchange rate of $1.00 / NIS 3.627 in effect as of December 31, 2023) plus VAT per month plus reimbursement for fuel expenses and tolls. The liability towards DBG as of December 31, 2023 and 2022 aggregated to NIS 1,838,823 ($506,981 based on the exchange rate of $1.00 / NIS 3.627 in effect as of December 31, 2023) plus VAT and 1,838,300 ($522,392 based on the exchange rate of $1.00 / NIS 3.519 in effect as of December 31, 2022) plus VAT, respectively, and was recorded as part of the Employees and payroll accruals line item within the current liabilities. Dr. de la Vega may terminate the DBG Services Agreement at any time for any reason upon a three (3) months’ prior written notice. If the Company wishes to terminate the DBG Services Agreement, other than as a result of Dr. de la Vega’s breach of his terms of office, the Company shall be required to provide a six (6) months’ prior written notice (provided that if the termination is up to 12 months following an exit event, 24 months’ prior written notice is required; between 12 and up to 24 months following an exit event, 12 months’ prior written notice is required and between 24 months and up to 36 months following an exit event, 6 months’ prior written notice is required).
Description of compensation executive								1.An annual cash bonus in an amount equivalent to up to four (4) times his monthly service fee, plus VAT, based on achievement of certain performance targets which are determined by our compensation committee and the board of directors on an annual basis. 2. A special one-time bonus in an amount equivalent to six times his monthly service fee, plus VAT upon the occurrence of an Exit Event (as described below), provided that the Company’s pre-money valuation shall be at least $50,000,000 at the closing of such transaction or within 12 months following such closing. 3. An equity-based award upon the occurrence of an Exit Event, in accordance with the following calculation: (i) 0.5% of the Company’s share capital on a fully diluted basis, if the Company’s pre-money valuation shall be equal to or higher than $30,000,000 but less than $40,000,000; (ii) 1.25% of the Company’s share capital on a fully diluted basis, if the Company’s pre-money valuation shall be equal to or higher than $40,000,000 but less than $50,000,000; (iii) 2.0% of the Company’s share capital on a fully diluted basis, if the Company’s pre-money valuation shall be equal to or higher than $50,000,000. An ‘Exit Event’ is defined as: (i) the consummation of an initial public offering of ordinary shares of the Company on a recognized stock exchange; or (ii) a sale of all or substantially all of the share capital of the Company to any individual, firm, corporation, partnership, trust, incorporated or unincorporated association, joint venture, joint stock company, governmental authority or other entity of any kind, and shall include any successor (by merger or otherwise) of such entity (a “Person”); (iii) a sale, lease, conveyance or disposition of all or substantially all of the assets of the Company; (iv) a merger of the Company with or into another entity in which the shareholders of the Company immediately prior to such merger do not hold a majority of the share capital and voting rights of the surviving entity held by them by virtue of their holdings in the Company prior to the consummation of the transaction or a transaction or series of transactions in which a Person or group of Persons acquire more than 50% of the issued and outstanding share capital of the Company (other than an acquisition of such share capital from the Company); or (v) an up-listing to a higher exchange.	1.An annual cash bonus in an amount equivalent to up to four (4) times his monthly service fee, plus VAT, based on achievement of certain performance targets which are determined by our compensation committee and the board of directors on an annual basis. 2. A special one-time bonus in an amount equivalent to six times his monthly service fee, plus VAT upon the occurrence of an Exit Event (as described below), provided that the Company’s pre-money valuation shall be at least $50,000,000 at the closing of such transaction or within 12 months following such closing. 3. An equity-based award upon the occurrence of an Exit Event, in accordance with the following calculation: (i) 0.5% of the Company’s share capital on a fully diluted basis, if the Company’s pre-money valuation shall be equal to or higher than $30,000,000 but less than $40,000,000; (ii) 1.25% of the Company’s share capital on a fully diluted basis, if the Company’s pre-money valuation shall be equal to or higher than $40,000,000 but less than $50,000,000; (iii) 2.0% of the Company’s share capital on a fully diluted basis, if the Company’s pre-money valuation shall be equal to or higher than $50,000,000. An ‘Exit Event’ is defined as: (i) the consummation of an initial public offering of ordinary shares of the Company on a recognized stock exchange; or (ii) a sale of all or substantially all of the share capital of the Company to any individual, firm, corporation, partnership, trust, incorporated or unincorporated association, joint venture, joint stock company, governmental authority or other entity of any kind, and shall include any successor (by merger or otherwise) of such entity (a “Person”); (iii) a sale, lease, conveyance or disposition of all or substantially all of the assets of the Company; (iv) a merger of the Company with or into another entity in which the shareholders of the Company immediately prior to such merger do not hold a majority of the share capital and voting rights of the surviving entity held by them by virtue of their holdings in the Company prior to the consummation of the transaction or a transaction or series of transactions in which a Person or group of Persons acquire more than 50% of the issued and outstanding share capital of the Company (other than an acquisition of such share capital from the Company); or (v) an up-listing to a higher exchange.
Granted options purchase ordinary shares (in Shares)								1,249,758	1,249,758	5,249,758
Mr. de la Vega [Member]
Related Parties [Line Items]
Granted options to purchase shares (in Shares)	549,358
Exercise price per share | $ / shares	$ 0.07
Mr. Dov Farkash [Member]
Related Parties [Line Items]
Exercise price per share | $ / shares	$ 0.07
Monthly service fee						$ 11,028	₪ 40,000
Purchase ordinary shares (in Shares)	184,654
Mr. Avi Magid [Member]
Related Parties [Line Items]
Monthly service fee				$ 16,542	₪ 60,000
Exchange rate | (per share)					₪ 3.627							$ 1
Mr. Magid [Member]
Related Parties [Line Items]
Exercise price per share | $ / shares		$ 0.07
Monthly service fee								$ 16,542	₪ 60,000
Exchange rate | (per share)									₪ 3.627		$ 1
Purchase ordinary shares (in Shares)		645,854
Contribution description								(i) manager’s insurance under Israeli law to which the Company contributes amounts equal to (a) 8.33% for severance payments, and 6.5%, or up to 7.5% (including disability insurance) designated for premium payment (and Mr. Magid contributes an additional 6%) of each monthly salary payment, and (b) 7.5% of his salary (with Mr. Magid contributing an additional 2.5%) to an education fund, a form of deferred compensation program established under Israeli law. The employment agreement contains (i) customary confidentiality obligations which are not limited by the term of the agreement, (ii) certain non-compete provisions during the term of the agreement and twelve (12) months thereafter and (iii) certain non-solicitation provisions during the term of the agreement and for one year thereafter.	(i) manager’s insurance under Israeli law to which the Company contributes amounts equal to (a) 8.33% for severance payments, and 6.5%, or up to 7.5% (including disability insurance) designated for premium payment (and Mr. Magid contributes an additional 6%) of each monthly salary payment, and (b) 7.5% of his salary (with Mr. Magid contributing an additional 2.5%) to an education fund, a form of deferred compensation program established under Israeli law. The employment agreement contains (i) customary confidentiality obligations which are not limited by the term of the agreement, (ii) certain non-compete provisions during the term of the agreement and twelve (12) months thereafter and (iii) certain non-solicitation provisions during the term of the agreement and for one year thereafter.
Mr. Farkash [Member]
Related Parties [Line Items]
Granted options purchase ordinary shares (in Shares)						939,164	939,164
Mr. Magid [Member]
Related Parties [Line Items]
Awarded options ordinary shares (in Shares)			5,249,758
Awarded options exercisable per share | $ / shares			$ 0.07
Business Combination [Member]
Related Parties [Line Items]
Percentage of acquisition									50.00%		50.00%